Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	0001122649
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Jan. 31, 2021
Hillman Value Fund | No Load Shares
Prospectus:
Trading Symbol	HCMAX